Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 14—Related Party Transactions

From January to May 2015, the Company processed $0.2 million of spend through its platform with Falk Technologies GmbH. Thomas Falk, one of the Company’s directors, was previously the chief executive officer of Falk Technologies GmbH during such period.